CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 14,813	$ 118,420	$ 321,353
Account receivable, net of collection reserve of $30,000 at September 30, 2016 and $4,340 December 31, 2015, respectively	28,054	53,435	6,245
Due from related parties	8,284	8,284	44,012
Prepaid expenses		56,341	177,400
Deferred financing costs, net		32,400
Total current assets	51,151	268,880	549,010
Intangible assets	32,273	32,273	18,210
Investments in non-marketable securities	15,125	205,275	593,750
Equity method investments	88,000	88,000	138,000
Total assets	186,549	594,428	1,298,970
Current liabilities:
Accounts payable	61,542	104,238	27,424
Accrued expenses	362,446	928,533	550,795
Advances from and accrued amounts owed to officers and directors	81,830
Derivative liabilities	547,200	383,581
Current portion of deferred revenue	180,000	380,000	500,000
Notes payable	600,000	775,000	775,000
Convertible notes payable, net of a $0.0 and $272,793 debt discount, at September 30, 2016 and December 31, 2015, respectively	331,978	108,207
Total current liabilities	2,164,996	2,679,559	1,853,219
Long term liabilities:
Deferred revenue, net of current portion	248,750	383,750	443,750
Total liabilities	2,413,746	3,063,309	2,296,969
STOCKHOLDERS' DEFICIT
Preferred stock, no par value: 10,000,000 authorized; none issued and outstanding
Common stock, no par value, 100,000,000 shares authorized; 47,832,198 and 44,988,500 issued and outstanding at September 30, 2016 and December 31, 2015, respectively	4,244,085	3,039,448	1,626,968
Accumulated deficit	(6,471,282)	(5,508,329)	(2,624,967)
Total stockholders' deficit	(2,227,197)	(2,468,881)	(997,999)
Total liabilities and stockholders' deficit	$ 186,549	$ 594,428	$ 1,298,970